Schedule One - Additional Information (Detail) (Parent Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries	$ 5,000	$ 13,754
Dividends declared by subsidiaries	49,038		8,404
WuXi AppTec Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries	5,000	7,700
Dividends declared by subsidiaries	31,100
WuXi AppTec (Shanghai) Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries		6,000
Dividends declared by subsidiaries	$ 13,800